Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2022
IES-NPRT3-0922
1.9892242.103

Schedule of Investments July 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.2%
	Shares	Value
AUSTRALIA – 5.5%
ASX Ltd.	847	$ 52,165
BHP Group Ltd.	2,621	70,743
Commonwealth Bank of Australia	1,808	127,134
Fortescue Metals Group Ltd.	1,720	22,012
JB Hi-Fi Ltd.	1,148	33,717
Medibank Pvt Ltd.	20,950	49,851
Rio Tinto Ltd.	337	23,006
Sonic Healthcare Ltd.	5,718	136,738
Suncorp Group Ltd.	6,178	48,240
Telstra Corp. Ltd.	69,270	188,029
Wesfarmers Ltd.	1,565	50,923
Woodside Energy Group Ltd.	476	10,622
TOTAL AUSTRALIA		813,180
AUSTRIA – 0.2%
OMV AG	107	4,519
Raiffeisen Bank International AG	1,814	21,770
TOTAL AUSTRIA		26,289
BELGIUM – 0.2%
Sofina S.A.	140	32,604
TOTAL BELGIUM		32,604
BERMUDA – 0.5%
Jardine Matheson Holdings Ltd.	1,377	72,692
TOTAL BERMUDA		72,692
CANADA – 9.5%
Bank of Montreal	679	67,648
Canadian Apartment Properties REIT	4,135	156,545
Canadian Imperial Bank of Commerce	1,045	52,831
Canadian National Railway Co.	672	85,081
Canadian Natural Resources Ltd.	463	25,550
Canadian Utilities Ltd.	6,491	209,975
CGI, Inc. (a)	339	29,049
Constellation Software, Inc.	21	35,701
Crescent Point Energy Corp.	2,189	17,306
Empire Co. Ltd.	3,352	101,658
Great-West Lifeco, Inc.	1,056	25,647
Loblaw Cos. Ltd.	1,407	128,001
Manulife Financial Corp.	2,664	48,733
National Bank of Canada	571	40,039
Open Text Corp.	571	23,342
Power Corp. of Canada	1,242	33,731
Royal Bank of Canada	1,209	117,810
Stantec, Inc.	738	36,395
TFI International, Inc.	413	41,224
The Bank of Nova Scotia	1,204	73,301
West Fraser Timber Co. Ltd.	488	45,660

	Shares	Value

Whitecap Resources, Inc.	2,083	$ 15,915
TOTAL CANADA		1,411,142
DENMARK – 2.9%
Coloplast A/S Class B	529	61,537
Novo Nordisk A/S Class B	2,010	235,083
Novozymes A/S Class B	568	36,117
Pandora A/S	413	30,407
Ringkjoebing Landbobank A/S	409	45,707
SimCorp A/S	307	22,746
TOTAL DENMARK		431,597
FINLAND – 0.9%
Kone Oyj Class B	1,099	49,866
Orion Oyj Class B	1,626	77,277
TOTAL FINLAND		127,143
FRANCE – 7.6%
Bureau Veritas S.A.	1,721	47,257
Dassault Systemes SE	870	36,956
Edenred	731	37,343
EssilorLuxottica S.A.	234	36,374
Euroapi S.A. (a)	69	1,161
Hermes International	28	38,086
La Francaise des Jeux SAEM (b)	377	13,397
Legrand S.A.	586	47,730
L'Oreal S.A.	371	139,249
LVMH Moet Hennessy Louis Vuitton SE	162	111,499
Pernod Ricard S.A.	486	94,898
Publicis Groupe S.A.	2,839	150,239
Sanofi	1,584	157,006
Schneider Electric SE	617	84,642
Societe Generale S.A.	1,856	41,322
Sodexo S.A.	183	14,786
Teleperformance	153	50,905
TotalEnergies SE	481	24,405
TOTAL FRANCE		1,127,255
GERMANY – 2.5%
Deutsche Post AG	1,264	50,136
GEA Group AG	896	33,228
Knorr-Bremse AG	417	24,687
Merck KGaA	395	74,793
Siemens Healthineers AG (b)	1,194	60,897
TAG Immobilien AG	9,013	99,253
Uniper SE	4,294	28,481
TOTAL GERMANY		371,475
HONG KONG – 1.7%
Sino Land Co. Ltd.	165,532	245,876
TOTAL HONG KONG		245,876

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IRELAND – 0.3%
Kingspan Group PLC	665	$ 42,732
TOTAL IRELAND		42,732
ISRAEL – 1.8%
Bank Hapoalim BM	5,858	53,536
Bank Leumi Le-Israel BM	6,012	57,271
ICL Group Ltd.	3,497	31,056
Israel Discount Bank Ltd. Class A	8,668	48,175
Mizrahi Tefahot Bank Ltd.	1,446	52,630
Nice Ltd. (a)	131	27,087
TOTAL ISRAEL		269,755
ITALY – 2.1%
Assicurazioni Generali SpA	3,252	48,363
Moncler SpA	711	35,284
Recordati Industria Chimica e Farmaceutica SpA	1,215	53,557
Snam SpA	36,258	181,081
TOTAL ITALY		318,285
JAPAN – 22.5%
Advance Residence Investment Corp.	71	194,964
Astellas Pharma, Inc.	7,100	110,896
Bandai Namco Holdings, Inc.	600	46,510
CyberAgent, Inc.	13,600	134,423
Dai Nippon Printing Co. Ltd.	2,200	48,230
Daito Trust Construction Co. Ltd.	1,800	169,562
Daiwa Securities Group, Inc.	10,800	49,511
Food & Life Cos. Ltd.	1,200	23,156
FUJIFILM Holdings Corp.	700	39,596
Fujitsu Ltd.	300	41,560
Hitachi Ltd.	1,600	80,257
Honda Motor Co. Ltd.	2,100	53,235
Hoya Corp.	1,000	99,289
Iida Group Holdings Co. Ltd.	1,800	29,279
Inpex Corp.	1,200	13,540
ITOCHU Corp.	2,500	72,316
Japan Tobacco, Inc.	6,200	110,756
Kajima Corp.	4,300	48,775
Kao Corp.	2,600	112,540
KDDI Corp.	6,500	208,739
Medipal Holdings Corp.	5,200	78,010
Mitsui & Co. Ltd.	3,000	65,668
Nippon Telegraph & Telephone Corp.	6,700	190,848
Nissan Chemical Corp.	900	45,522
Nitori Holdings Co. Ltd.	300	31,560
NOF Corp.	1,100	43,128
Nomura Research Institute Ltd.	1,200	35,780
Obayashi Corp.	6,300	46,007
Obic Co. Ltd.	300	47,497
Open House Group Co. Ltd.	700	30,325

	Shares	Value

ORIX Corp.	3,700	$ 65,349
Osaka Gas Co. Ltd.	12,700	227,203
Otsuka Corp.	1,000	30,939
Secom Co. Ltd.	800	53,214
Sekisui House Ltd.	2,100	37,019
Shimano, Inc.	200	33,326
Shionogi & Co. Ltd.	1,600	81,455
Sojitz Corp.	3,000	45,275
Sony Group Corp.	1,000	87,505
Sumitomo Mitsui Trust Holdings, Inc.	2,000	65,275
Taisei Corp.	1,600	50,759
The Shizuoka Bank Ltd.	8,200	49,267
TOPPAN, Inc.	2,700	45,576
Toyo Suisan Kaisha Ltd.	2,800	118,369
Trend Micro, Inc.	700	40,382
TOTAL JAPAN		3,332,392
JERSEY – 0.9%
Experian PLC	1,513	52,713
Man Group PLC	24,508	81,180
TOTAL JERSEY		133,893
LUXEMBOURG – 0.3%
B&M European Value Retail S.A.	6,268	32,364
Tenaris S.A.	522	7,241
TOTAL LUXEMBOURG		39,605
NETHERLANDS – 2.3%
ASML Holding N.V.	223	126,288
Koninklijke Ahold Delhaize N.V.	2,972	81,472
NN Group N.V.	1,100	51,235
Wolters Kluwer N.V.	698	75,442
TOTAL NETHERLANDS		334,437
NORWAY – 1.0%
Aker BP ASA	154	5,177
Equinor ASA	351	13,397
Norsk Hydro ASA	4,467	30,062
Orkla ASA	7,756	66,798
Yara International ASA	647	27,506
TOTAL NORWAY		142,940
PORTUGAL – 0.5%
Jeronimo Martins SGPS S.A.	3,133	72,261
TOTAL PORTUGAL		72,261
SINGAPORE – 1.4%
DBS Group Holdings Ltd.	2,700	61,443
Oversea-Chinese Banking Corp. Ltd.	6,681	56,380
Singapore Exchange Ltd.	5,900	42,237

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SINGAPORE – continued
United Overseas Bank Ltd.	2,700	$ 53,789
TOTAL SINGAPORE		213,849
SPAIN – 3.1%
Banco de Sabadell S.A.	62,734	39,954
Enagas S.A.	9,006	177,047
Industria de Diseno Textil S.A.	1,937	46,789
Red Electrica Corp. S.A.	9,946	195,020
TOTAL SPAIN		458,810
SWEDEN – 3.7%
Atlas Copco AB Class A	5,011	58,008
Epiroc AB	2,318	40,630
Essity AB Class B	2,910	73,641
Evolution AB (b)	430	41,266
Getinge AB	1,727	38,673
Investor AB	4,061	75,204
Kinnevik AB (a)	2,049	36,568
Orron Energy ab	162	198
Securitas AB Class B	3,231	32,468
Skandinaviska Enskilda Banken AB	5,083	54,668
Swedish Match AB	9,990	104,063
TOTAL SWEDEN		555,387
SWITZERLAND – 12.3%
Bachem Holding AG Class B	454	30,437
Chocoladefabriken Lindt & Spruengli AG	8	88,198
Cie Financiere Richemont S.A.	551	65,924
EMS-Chemie Holding AG	33	26,056
Galenica AG (b)	753	59,495
Geberit AG	83	43,478
Givaudan S.A.	11	38,288
Kuehne + Nagel International AG	176	47,160
Logitech International S.A.	405	22,589
Nestle S.A.	2,940	359,443
Novartis AG	2,681	230,013
Partners Group Holding AG	52	56,401
Roche Holding AG	761	252,015
Sika AG	151	37,084
Sonova Holding AG	189	67,670
Straumann Holding AG	415	55,688
Swisscom AG	339	182,883
Tecan Group AG	115	40,620
The Swatch Group AG	156	41,375
UBS Group AG	5,042	81,978
TOTAL SWITZERLAND		1,826,795
UNITED KINGDOM – 15.5%
Admiral Group PLC	1,681	39,235
AstraZeneca PLC	1,876	247,558
Auto Trader Group PLC (b)	21,479	164,564

	Shares	Value

Avast PLC (b)	3,547	$ 20,071
Barclays PLC	33,515	64,105
British American Tobacco PLC	3,485	136,578
Croda International PLC	352	32,049
Diageo PLC	3,294	155,609
Greggs PLC	1,277	31,701
GSK PLC	5,681	119,433
Haleon PLC (a)	7,102	25,219
Halma PLC	958	26,801
IG Group Holdings PLC	5,902	57,170
IMI PLC	1,892	30,737
Imperial Brands PLC	3,636	79,599
J Sainsbury PLC	18,041	48,518
Phoenix Group Holdings PLC	7,373	57,763
RELX PLC	2,503	73,894
Rightmove PLC	22,150	172,400
Rio Tinto PLC	879	52,675
Royal Mail PLC	6,911	23,783
Safestore Holdings PLC	13,220	183,397
Shell PLC	1,421	37,680
SSE PLC	9,906	213,126
The Sage Group PLC	3,220	27,601
Unilever PLC	3,539	172,415
TOTAL UNITED KINGDOM		2,293,681
TOTAL COMMON STOCKS (Cost $15,638,107)		14,694,075
Money Market Fund – 0.1%

Fidelity Cash Central Fund, 2.01% (c) (Cost $11,610)	11,608	11,610
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $15,649,717)		14,705,685
NET OTHER ASSETS (LIABILITIES) (d) – 0.7%		106,761
NET ASSETS – 100.0%		$ 14,812,446

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $359,690 or 2.4% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $4,831 of cash collateral to cover margin requirements for futures contracts.
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Contracts (United States)	1	September 2022	$97,605	$4,148	$4,148
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 2.01%	$119,828	$565,029	$673,247	$90	$—	$—	$11,610	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
Quarterly Report	5

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	7